Organization and Business Operations (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Mar. 15, 2021
Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)			8,625,000
Share price per unit (in Dollars per share)				$ 10.00
Generating gross proceeds				$ 338,100,000
Warrant per share (in Dollars per share)				$ 1.50
Non operating expenses				$ 844,080
Maturity term				185 days
Obligation redeem percentage		100.00%		100.00%
Fair value percentage		80.00%		80.00%
Net tangible assets		$ 5,000,001	$ 5,000,001	$ 5,000,001
Dissolution expenses		$ 100,000		$ 100,000
Business combination redeem percentage		100.00%		100.00%
Trust account per share due to reductions (in Dollars per share)		$ 10.00		$ 10.00
Working capital		$ 5,800	5,800	$ 481,676
Sale of founder shares				25,000
Cash held in trust account		0		$ 481,676
Maximum borrowing capacity		$ 600,000	$ 600,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Voting securities percentage		50.00%	50.00%	50.00%
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		30,000,000			34,500,000
Share price per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00		$ 10.00
Transection cost				$ 19,478,776
Underwriting discounts				6,900,000
Deferred underwriting discount				12,075,000
Other offering costs				$ 503,776
Net proceeds	$ 345,000,000
Private Placement Warrant [Member]
Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)		5,333,333	5,333,333	5,933,333
Warrant per share (in Dollars per share)		$ 1.50	$ 1.50	$ 1.50
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		34,500,000
Sale of warrants (in Shares)		5,933,333	5,933,333
Class A Common Stock | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	34,500,000
Share price per unit (in Dollars per share)	$ 10.00				$ 10.00
Generating gross proceeds	$ 345,000,000
Common stock conversion basis		Each Unit consists of one share of the Class A common stock and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of the Class A common stock at a price of $11.50 per share.